Discontinued Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains (losses) on sales of subsidiaries and liquidation losses, net			¥ (13)
Property under Facility Operations	¥ 278,100	¥ 295,863
Trade Notes, Accounts and Other Receivable	348,404	193,369
Other Assets	1,464,203	1,222,214
Trade Notes, Accounts and Other Payable	335,936	263,823
Long-Term Debt	4,132,945	3,852,668
Assets	11,443,628	9,066,961	8,439,710
Gains on sales of real estate properties	34,425	23,692	19,848
Accounting Standards Codification 205-20
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains (losses) on sales of subsidiaries and liquidation losses, net		(1,600)
Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains losses on derivative trading instruments included in income from subsidiary			(370)
Segment, Discontinued Operations | Accounting Standards Codification 205-20
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains (losses) on sales of subsidiaries and liquidation losses, net	362
Property under Facility Operations		1,561
Trade Notes, Accounts and Other Receivable		2,066
Other Assets		1,511
Trade Notes, Accounts and Other Payable		1,822
Long-Term Debt		1,336
Assets	0
Real Estate One
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on sales of real estate properties	0	16,200	¥ 6,802
Rental properties held for sale	24,619	42,266
Real Estate One | Property under Facility Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rental properties held for sale	2,873	¥ 2,428
Real Estate One | Other assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rental properties held for sale	¥ 689